Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
6.	INCOME TAXES

The components of profit from operations before income tax are as follows:

	Year ended December 31,
	2015	2016	2017	2017
	Rmb	Rmb	Rmb	US$
The PRC	—	—	—	—
All other jurisdictions	4,062	613	6,545	1,006

	4,062	613	6,545	1,006

Income tax expense consists of:
	Year ended December 31,
	2015	2016	2017	2017
	Rmb	Rmb	Rmb	US$
Current	—	—	—	—
Deferred	—	—	—	—

	—	—	—	—

Bermuda

The Company is incorporated under the laws of Bermuda and, under current Bermuda law, is not subject to tax on income or on capital gains. The Company has received an undertaking from the Ministry of Finance of Bermuda pursuant to the provisions of the Exempted Undertakings Tax Protection Amendment Act, 2011, as amended, that in the event that Bermuda enacts any legislation imposing tax computed on profits or income, including any dividend or capital gains withholding tax, or computed on any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance tax, then the imposition of any such tax shall not be applicable to the Company or to any of its operations or the shares, debentures or other obligations of the Company until March 31, 2035. This undertaking is not to be construed so as to (i) prevent the application of any such tax or duty on such person as an ordinary resident in Bermuda; or (ii) prevent the application of any tax payable in accordance with the provision of the Land Tax Act, 1967 or otherwise payable in relation to any land leased to the Company in Bermuda.

British Virgin Islands (“BVI”)

The Company has certain of its subsidiaries incorporated under the laws of the BVI. Pursuant to the rules and regulations of the BVI, these subsidiaries are not subject to any income tax in the BVI.

Under the International Business Companies Act of the BVI as currently in effect, a holder of common stock who is not a resident of the BVI is exempt from BVI income tax on dividends paid with respect to the common stock and all holders of common stock are not liable for BVI income tax on gains realized during that year on sale or disposal of such shares; the BVI does not impose a withholding tax on dividends paid by a company incorporated under the International Business Companies Act.

British Virgin Islands (“BVI”) - continued

There are no capital gains, gift or inheritance taxes levied by the BVI on companies incorporated under the International Business Companies Act. In addition, the common stock is not subject to transfer taxes, stamp duties or similar charges.

There is no income tax treaty or convention currently in effect between the United States and the BVI.

Hong Kong

The Company and certain of its subsidiaries are operating in Hong Kong and their income taxes have been calculated by applying a profits tax rate of 16.5% to the estimated taxable income earned in or derived from Hong Kong.

The tax positions for the years 2010 to 2017 may be subject to examination by the Hong Kong tax authorities.

PRC

The Company adopted the provisions of ASC Topic 740 effective January 1, 2007. The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the financial statements.

The Company has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods and does not believe that there will be any significant increases or decreases of unrecognized tax benefits within the next twelve months. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2016 and 2017, there is no interest and penalties related to uncertain tax positions.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2016	2017	2017
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	19,285	19,552	3,005
Valuation allowances	(19,285)	(19,552)	(3,005)

	—	—	—

Movement in valuation allowance:

	2016	2017	2017
	Rmb	Rmb	US$
At the beginning of the year	18,484	19,285	2,964
Current year movement	801	267	41

At the end of the year	19,285	19,552	3,005

The Group has total tax operating loss carry forwards of RMB 118,496 and RMB 116,881 as of December 31, 2016 and 2017, respectively, which are available for offset against future profits that may be carried forward indefinitely. The valuation allowance refers to the estimated portion of the deferred tax assets that are not “more likely than not” to be realized.

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2015	2016	2017
Profits tax rate in Hong Kong	16.5%	16.5%	16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	(28.2%)	(27.4%)	(18%)
Change in valuation allowance	11.7%	10.9%	1.5%

Effective tax rate	—	—	—